EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS/(LOSS) PER SHARE [Abstract]
Schedule of Earnings Per Share

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders - Basic	273,342,819	(1,542,422,068)	188,011,825
Dilutive effect of convertible senior notes interest	19,855,810	-	-
Dilutive effect of exchange gain on convertible senior notes	(21,567,522)	-	-
Dilutive effect of change in fair value of convertible senior notes	(398,030,217)	-	-
Net (loss)/income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders - Diluted	(126,399,110)	(1,542,422,068)	188,011,825

Denominator:
Denominator for basic calculation - weighted average number of ordinary shares outstanding	93,966,535	88,752,706	94,018,394
Dilutive effects of share options	1,367,900	-	2,017,591
Dilutive effects of convertible senior notes	7,352,536	-	-
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	102,686,971	88,752,706	96,035,985

Basic earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	2.91	(17.38)	2.00
Diluted (loss)/earnings per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	(1.23)	(17.38)	1.96